30. RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Rental expense	R$ 16.9	R$ 15.8	R$ 14.4
Management remuneration - non-statutory	38.4	23.0	R$ 16.0
Instituto Sadia de Sustentabilidade [Member]
Disclosure of transactions between related parties [line items]
Liability related to the fair value of the guarantees	1.3	3.7
Amounts payable	R$ 4.7	R$ 13.6